SCHEDULE OF WARRANTS OUTSTANDING (Details)	9 Months Ended
Jun. 30, 2022 USD ($) $ / shares
Class of Warrant or Right [Line Items]
Number of options	$ 1,097,097
Warrant One [Member]
Class of Warrant or Right [Line Items]
Number of options	$ 24,739
Exercise price | $ / shares	$ 25.14
[custom:SharebasedCompensationArrangementBySharebasedPaymentAwardWarrantWeightedAverageExpirationDate]	Nov. 04, 2023
Warrant Two [Member]
Class of Warrant or Right [Line Items]
Number of options	$ 864,025
Exercise price | $ / shares	$ 12.22
[custom:SharebasedCompensationArrangementBySharebasedPaymentAwardWarrantWeightedAverageExpirationDate]	Mar. 29, 2027
Warrant Three [Member]
Class of Warrant or Right [Line Items]
Number of options	$ 208,333
Exercise price | $ / shares	$ 9.42
[custom:SharebasedCompensationArrangementBySharebasedPaymentAwardWarrantWeightedAverageExpirationDate]	Oct. 01, 2031